Cover	Jun. 07, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 07, 2022
Entity File Number	001-35077
Entity Registrant Name	WINTRUST FINANCIAL CORP
Entity Central Index Key	0001015328
Entity Tax Identification Number	36-3873352
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	9700 W. Higgins Road
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Rosemont
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60018
City Area Code	847
Local Phone Number	939-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, no par value
Trading Symbol	WTFC
Security Exchange Name	NASDAQ
Series D Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series D, no par value
Trading Symbol	WTFCM
Security Exchange Name	NASDAQ
Series E Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	6.875% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series E, no par value
Trading Symbol	WTFCP
Security Exchange Name	NASDAQ